Financial Instruments - Fair Values and Risk Management - Summary of Sensitivity to Reasonably Possible Change in Foreign Exchange Rates and Impact on Profit Before Tax (Detail) - Market risk [member] - EUR (€)
€ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase in basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rates	(5.00%)	5.00%	5.00%
Effect on profit before tax	€ 2,150	€ 1,707	€ 4,287
Decrease in basis points [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in foreign exchange rates	5.00%	(5.00%)	(5.00%)
Effect on profit before tax	€ (2,403)	€ (1,848)	€ (4,798)